Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Allowance for doubtful accounts	$ 19,174	$ 20,351	$ 18,632
Accumulated depreciation on property, plant and equipment	$ 749,973	$ 719,992	$ 682,715
Shareholders' equity:
Common shares, par value	$ 1.25	$ 1.25	$ 1.25
Common shares, shares authorized	120,000	120,000	120,000
Common shares, shares issued	58,931	58,931	58,931
Treasury shares, shares	8,080	5,025	3,872